Bank Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Bank loans

Note 8 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2021	December 31, 2020

Loan from Bank of Communication	$1,569,218	$1,532,567
Loan from Bank of China	470,765	766,284
Loan from Guangfa Bank	2,353,828	2,298,850
	$4,393,811	$4,597,701

On November 5, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,532,567 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was unsecured and guaranteed by a third party. The loan was fully repaid upon maturity.

On November 4, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $880,239 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was unsecured and guaranteed by a third party.

On November 11, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $688,979 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was unsecured and guaranteed by a third party.

On March 4, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $459,770 for a term of one year and at a fixed annual interest rate of 4.55%. The bank loan was guaranteed by Mr. Ban Lor. The loan was fully repaid upon maturity.

On December 14, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $306,514 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by Mr. Ban Lor. The loan was fully repaid upon maturity.

On March 9, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $470,765 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by Mr. Ban Lor. The loan was fully repaid upon maturity subsequently.

On January 2, 2020, Powerbridge Zhuhai entered into a loan agreement with Guangfa Bank to obtain a loan of $2,298,850 for a term of one year and at a fixed annual interest rate of 4.6%. The bank loan was guaranteed by Mr. Ban Lor and the company’s account receivable of some programs was pledged to secure the loan. The loan was fully repaid upon maturity.

On March 10, 2021, Powerbridge Zhuhai entered into a loan agreement with Guangfa Bank to obtain a loan of $2,353,828 for a term of one year and at a fixed annual interest rate of 5.3%. The bank loan was guaranteed by Mr. Ban Lor and the company’s account receivable of some programs was pledged to secure the loan. The loan was fully repaid upon maturity subsequently.

For the years ended December 31, 2021, 2020 and 2019, interest expense was $211,197, $203,289 and $123,278, respectively, with the weighted average interest rate of 5.0%, 4.7% and 4.9%, respectively.